Summary Prospectus

Alpine Financial Services Fund
Trading Symbol Institutional Class: ADFSX
Trading Symbol Class A: ADAFX
February 28, 2012

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at http://www.alpinefunds.com/literature. You may also obtain this information at no cost by calling 1-888-785-5578 or by sending an e-mail request to questions@alpinefunds.com. The Fund’s prospectus and statement of additional information, both dated February 28, 2012, as may be amended or further supplemented, and the independent registered public accounting firm’s report and financial statements in the fund’s annual report to shareholders, dated December 30, 2011, are incorporated by reference into this Summary Prospectus.

Investment Objective

The Alpine Financial Services Fund (the “Financial Services Fund”) seeks long-term growth of capital and consistent above average total returns as compared to those typical of investments made in public equities.

Fees and Expenses of the Fund This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class A	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases	5.50%	None
Maximum Deferred Sales Charge (Load)	Generally none	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None	None
Redemption Fee (as a percentage of amount redeemed within less than 60 days of purchase)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses	0.76%(1)	0.76%
Interest Expense	0.09%	0.09%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	2.11%	1.86%
Fee Waiver / Expense Reimbursement (2)	(0.41)%	(0.41)%
Total Annual Fund Operating Expenses after Fee Waiver / Expense Reimbursement	1.70%	1.45%

(1)	“Other Expenses” for Class A Shares are estimated for the current fiscal year. Actual expenses may differ from estimates.

(2)
Subject to an Expense Limitation and Reimbursement Agreement (“Agreement”) effective September 27, 2011, the Adviser has agreed contractually to waive its fees and to absorb expenses of the Fund to the extent necessary to ensure that ordinary operating expenses (including 12b-1 fees, but excluding interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) do not exceed annually 1.60% of the Class A Shares average net assets and 1.35% of the Institutional Class average net assets until at least February 28, 2013. The Agreement also states the Adviser may recoup from the Fund fees previously paid, waived or absorbed by the Adviser if such reimbursement is made within three years and does not cause the Operating Expenses of the Fund for any year to exceed the Expense Limitation.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$808	$1,137	$1,586	$2,826
Institutional Class	$248	$546	$969	$2,148

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the fiscal year ended October 31, 2011, the Fund’s portfolio turnover rate was 73% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances the Financial Services Fund invests at least 80% of its net assets in the equity securities of certain U.S. and foreign companies engaged in the financial services industry. These companies may include commercial and industrial banks, savings and loan associations, community savings banks and other thrift institutions, consumer and industrial finance and leasing companies, securities brokerage and investment advisory firms and insurance companies.

In particular, the Financial Services Fund invests a substantial percentage of its net assets in equity securities issued by banks that Fund management believes have strong growth prospects or takeover potential. Such equity securities will primarily include common stocks and preferred stocks which the Financial Services Fund may acquire through direct investments or private placements.

The Financial Services Fund may invest without limitation in the securities of foreign issuers that are publicly traded in the United States or on foreign exchanges.

In managing the assets of the Financial Services Fund, the Adviser generally pursues a value-oriented approach. The Adviser seeks to identify investment opportunities in equity securities of banks and other financial service companies that it believes are undervalued relative to the market and to the securities’ historic valuations. The equity securities of the financial institutions in which the Financial Services Fund invests are not subject to specific restrictions as to market capitalizations, however, it is expected that the Financial Services Fund’s investment program will emphasize smaller market capitalizations, including micro-cap. Factors that the Adviser considers include fundamental factors such as earnings growth, cash flow, and industry and market–specific trends.

The Adviser expects that the Fund’s investment strategy may result in a portfolio turnover rate in excess of 150% on an annual basis.

Principal Investment Risks

An investment in the Financial Services Fund, like any investment, is subject to certain risks. The value of the Financial Services Fund’s investments will increase or decrease based on changes in the prices of the investments it holds. This will cause the value of the Financial Services Fund’s shares to increase or decrease. You could lose money on an investment. By itself, the Financial Services Fund does not constitute a balanced investment program.

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Concentration Risk — The Fund’s strategy of concentrating in companies in a specific industry means that its performance will be closely tied to the performance of a particular market segment. The Fund’s concentration in these companies may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. A downturn in these companies would have a larger impact on the Fund than on a mutual fund that does not concentrate in such companies. At times, the performance of these companies will lag the performance of other industries or the broader market as a whole.

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Equity Securities Risk — The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions) or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry).

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Financial Services Industry Concentration Risk — The Fund is subject to the risk of concentrating investments in financial services companies, which makes it more susceptible to factors adversely affecting issuers within that industry than would a fund investing in a more diversified portfolio of securities. Economic downturns, credit losses and severe price competition can negatively affect this industry. The profitability of financial services companies is dependent on the availability and cost of capital and can fluctuate significantly when interest rates change. Financial services companies are also subject to extensive government regulation. The impact of recent legislation on any individual company or on the industry as a whole cannot be predicted.

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Foreign Currency Transactions — Foreign securities are often denominated in foreign currencies. As a result, the value of the Fund's shares is affected by changes in exchange rates.  A Fund may enter into foreign currency transactions to try to manage this risk. A Fund’s ability to use foreign currency transactions successfully depends on a number of factors, including the foreign currency transactions being available at prices that are not too costly, the availability of liquid markets and the ability of the portfolio managers to accurately predict the direction of changes in currency exchange rates.

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Foreign Securities Risk — Public information available concerning foreign issuers may be more limited than would be with respect to domestic issuers. Different accounting standards may be used by foreign issuers, and foreign trading markets may not be as liquid as U.S. markets. Currency fluctuations could erase investment gains or add to investment losses. Additionally, foreign securities also involve possible imposition of withholding or confiscatory taxes and adverse political or economic developments. These risks may be greater in emerging markets.

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Growth Stock Risk — Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Growth stocks typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth stocks typically fall. Growth stocks as a group may be out of favor and underperform the overall equity market while the market concentrates on undervalued stocks.

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Illiquid Securities — Illiquid securities are securities that are not readily marketable, and include repurchase agreements maturing in more than seven days. Illiquid securities involve the risk that the securities will not be able to be sold at the time desired by the Adviser or at prices approximating the value at which a Fund is carrying the securities.

•
Initial Public Offerings and Secondary Risk — The Fund may invest a portion of its assets in shares of IPOs or secondary offerings of an issuer. IPOs and secondary offerings may have a magnified impact on the performance of a Fund with a small asset base. The impact of IPOs and secondary offerings on a Fund’s performance likely will decrease as the Fund’s asset size increases, which could reduce a Fund’s returns. IPOs and secondary offerings may not be consistently available to the Fund for investing. IPO and secondary offering shares frequently are volatile in price due to the absence of a prior public market, the small number of shares available for trading and limited information about the issuer. Therefore, the Fund may hold IPO and secondary offering shares for a very short period of time. This may increase the turnover of the Fund and may lead to increased expenses for the Fund, such as commissions and transaction costs. In addition, IPO and secondary offering shares can experience an immediate drop in value if the demand for the securities does not continue to support the offering price.

•	Leverage Risk — The Fund may use leverage to purchase securities. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

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Liquidity Risk — Some securities held by the Fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

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Management Risk — The Adviser’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates generally, may be incorrect. The Adviser’s security selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment objectives and strategies.

•
Micro Capitalization Company Risk — Investments in micro-cap companies are associated with similar risks as investments in small and medium capitalization companies, but these risks may be even greater with respect to investments in micro-cap companies.

•	Portfolio Turnover Risk — High portfolio turnover necessarily results in greater transaction costs which may reduce Fund performance.

•
Small and Medium Capitalization Company Risk — Securities of small or medium capitalization companies are more likely to experience sharper swings in market values, less liquid markets, in which it may be more difficult for the Adviser to sell at times and at prices that the Adviser believes appropriate and generally are more volatile than those of larger companies.

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“Special Situation” Companies Risk — “Special situations” include a change in management or management policies, the acquisition of a significant equity position in the company by others, a merger or reorganization, or the sale of spin-off of a division or subsidiary which, if resolved favorably, would improve the value of the company’s stock. If the actual or prospective situation does not materialize as anticipated, the market price of the securities of a special situation company may decline significantly. There can be no assurance that a special situation that exists at the time of its investment will be consummated under the terms and within the time period contemplated. Investments in “special situations” companies can present greater risks than investments in companies not experiencing special situations.

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Undervalued Stock Risk — Undervalued stocks may perform differently from the market as a whole and may continue to be undervalued by the market for long periods of time. Although the Fund will not concentrate its investments in any one industry or industry groups, it may weigh its investments towards certain industries, thus increasing its exposure to factors adversely affecting issues within these industries.

Performance

The bar chart below shows how the Financial Services Fund has performed and provides some indication of the risks of investing in the Financial Services Fund by showing how its performance has varied from year to year. The table below it compares the performance of the Financial Services Fund to the Financial Services Fund’s benchmark indices. The bar chart shows changes in the yearly performance of the Fund for full calendar years. The Class A Shares of the Fund were not issued prior to December 30, 2011, and therefore no performance information is available. The historical performance of the Institutional Class (formerly known as the Investor Class) is used to calculate the performance for Class A Shares. Both Institutional Class and Class A Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses. The Fund’s sales load is not reflected in the bar chart, if it were, returns would be less than those shown. The chart and table assume reinvestment of dividends and distributions. The Fund’s past performance benefitted significantly from initial public offerings (“IPOs”) of certain issuers, and there is no guarantee that the Fund will be able to participate to the same degree in IPO offerings in the future nor can there be any assurance that the Fund can replicate this performance in the future. To the extent that the Fund’s historical performance resulted from gains derived from participation in secondary offerings, there is no guarantee that these results can be replicated or that the Fund will be able to participate to the same degree in secondary offerings in the future. To the extent that the Fund engaged in leverage, this may have affected performance. Past performance (before and after taxes) does not indicate how the Financial Services Fund will perform in the future. Updated performance is available on the Fund’s website at www.alpinefunds.com or by calling 1-888-785-5578.

Alpine Financial Services Fund
Calendar Year Total Returns as of 12/31 of Each Year
Institutional Class

Best and Worst Quarter Results During the periods shown in the Chart for the Fund:
Best Quarter		Worst Quarter
34.43%	6/30/09	(23.30)%	9/30/11

Average Annual Total Returns
(For the periods ending December 31, 2011)
Alpine Financial Services Fund – Institutional Class	1 Year	5 Years	Since Inception 11/1/05
Return Before Taxes	(19.76)%	(4.24)%	1.14%
Return After Taxes on Distributions	(19.79)%	(6.49)%	(1.11)%
Return After Taxes on Distributions and Sale of Fund Shares	(12.81)%	(4.62)%	(0.12)%

Philadelphia PHLX/KBW Bank Index	(23.18)%	(17.52)%	(11.56)%
(reflects no deduction for fees, expenses or taxes)

NASDAQ 100 Financial Services Index	(10.63)%	(7.05)%	(3.52)%
(reflects no deduction for fees, expenses or taxes)

Lipper Financial Services Funds Average	(13.55)%	(11.09)%	(6.28)%(1)
(reflects no deduction for fees, expenses or taxes)

(1)	The Lipper Financial Services Funds Average reflects a return from November 3, 2005 through December 31, 2011.

Performance data quoted represents past performance and is not predictive of future results. Investment return and principal value of the Fund fluctuate, so that the shares, when redeemed, may be worth more or less than their original cost. Performance current to the most recent month end may be lower or higher than performance quoted and may be obtained by calling 1-888-785-5578.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

Management

Investment Adviser

Alpine Woods Capital Investors, LLC serves as the Fund’s investment adviser.

Portfolio Managers

Mr. Peter J. Kovalski, Portfolio Manager, and Mr. Stephen Lieber, the Adviser’s Chief Investment Officer, are the co-portfolio managers primarily responsible for the investment decisions of the Fund and have both managed the Fund since its inception.

Purchase and Sale of Fund Shares

Class A

You may purchase or redeem Fund shares on any day the NYSE is open by contacting your financial intermediary. The minimum initial amount of investment in the Fund is $2,500. There is no minimum for subsequent investments.

Institutional Class

You may purchase, redeem or exchange Fund shares on any business day by written request via mail (Alpine Funds, c/o Boston Financial Data Services, Inc., PO Box 8061, Boston, MA 02266), by wire transfer, by telephone at 1-888-785-5578, or through a financial intermediary. The minimum initial amount of investment in the Fund is $1,000,000. There is no minimum for subsequent investments if payment is mailed by check, otherwise the minimum is $100.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your adviser or visit your financial intermediary’s website for more information.